Organization And Summary Of Significant Accounting Policies (Schedule Of Derivative Liabilities At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	$ 16,252	$ 15,935
Series C preferred embedded derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	7,416	7,205
Warrant Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative liabilities, at fair value	$ 8,836	$ 8,730